OTHER INCOME (Tables)	12 Months Ended
Sep. 30, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME

	For the year ended September 30,
	2022	2023	2024
	US$	US$	US$
Government grants	165,493	21,641	-
Interest income	11	645	849
Exchange gain	-	2,465	-
Gain for early termination	-	-	12,832
Miscellaneous income	-	41,866	8,911

	165,504	66,617	22,592